Goodwill and Acquired Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 437.1		$ 437.1
Accumulated Amortization	(119.9)		(119.9)
Net	317.2		317.2
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	966.8		966.8		$ 966.8
Amortization of intangible assets	10.3	$ 12.0	20.5	$ 21.3
DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					437.1	$ 145.6
Accumulated Amortization					(99.5)	(56.9)
Net					337.6	88.7
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill					966.8	445.7	$ 439.7
Amortization of intangible assets					42.6	14.7
Pre-Acquisition ZI brand portfolio
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	33.0		33.0
Pre-Acquisition ZI brand portfolio | DiscoverOrg Holdings
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets not subject to amortization					33.0
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	268.6		268.6
Accumulated Amortization	(43.5)		(43.5)
Net	225.1		$ 225.1
Weighted Average Amortization Period			15 years
Customer relationships | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					268.6	95.6
Accumulated Amortization					(34.5)	(17.4)
Net					$ 234.1	$ 78.2
Weighted Average Amortization Period					15 years	14 years 10 months 24 days
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	163.9		$ 163.9
Accumulated Amortization	(73.7)		(73.7)
Net	90.2		$ 90.2
Weighted Average Amortization Period			6 years
Acquired technology | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					$ 163.9	$ 45.4
Accumulated Amortization					(62.5)	(37.5)
Net					$ 101.4	$ 7.9
Weighted Average Amortization Period					6 years	3 years 10 months 24 days
Brand portfolio
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4.6		$ 4.6
Accumulated Amortization	(2.7)		(2.7)
Net	$ 1.9		$ 1.9
Weighted Average Amortization Period			9 years 8 months 12 days
Brand portfolio | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					$ 4.6	$ 4.6
Accumulated Amortization					(2.5)	(2.0)
Net					$ 2.1	$ 2.6
Weighted Average Amortization Period					9 years 8 months 12 days	9 years 8 months 12 days